Leases - Summary of income and expense for lease (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Lease expense:
Operating lease costs	¥ 48,125	¥ 47,268	¥ 47,643
Other income and expenses:
Gross sublease income	¥ 1,997	¥ 1,658	¥ 3,464